INCOME TAXES (Details) - USD ($)	Dec. 28, 2025	Dec. 29, 2024
INCOME TAXES
Net operating loss carryforward	$ 700,000	$ 813,000
Stock-based compensation	157,000	127,000
Impairments	179,000	0
Equity method losses	261,000	144,000
Other	6,000	0
Total deferred tax assets	1,303,000	1,084,000
Less: valuation allowance	(990,000)	(616,000)
Total deferred tax assets, net	313,000	468,000
Property and equipment tax depreciation difference	(278,000)	(430,000)
Unrealized loss (gain) on short-term investments	(10,000)	(21,000)
Goodwill	(25,000)	(17,000)
Total deferred tax liabilities	(313,000)	(468,000)
Net deferred tax asset	$ 0	$ 0